UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23262

Nuveen Emerging Markets Debt 2022 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:       September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JEMD	Nuveen Emerging Markets Debt 2022 Target Term Fund Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 134.4% (98.7% of Total Investments)

	EMERGING MARKET DEBT – 73.5% (54.0% of Total Investments)

	Argentina – 5.3%

$7,575	Province of Buenos Aires, 144A	6.500%	2/15/23	B+	$6,609,187

	Bahrain – 1.4%

1,675	Kingdom of Bahrain, 144A, (3)	6.125%	7/05/22	BB–	1,696,072

	Barbados – 3.7%

650	Barbados Government, 144A	7.250%	12/15/21	Caa3	344,500
7,500	Barbados Government, 144A	7.000%	8/04/22	D	3,975,000
517	Barbados Government, Reg S	7.000%	8/04/22	D	274,010
8,667	Total Barbados				4,593,510

	Belarus – 0.6%

750	Republic of Belarus, 144A	6.875%	2/28/23	B	786,180

	Costa Rica – 1.8%

2,400	Republic of Costa Rica, 144A, (3)	4.250%	1/26/23	Ba2	2,174,736

	Dominican Republic – 0.5%

600	Dominican Republic, 144A, (3)	7.500%	5/06/21	BB–	627,750

	Ecuador – 6.3%

7,350	Republic of Ecuador, 144A	10.750%	3/28/22	B–	7,809,375

	Egypt – 4.6%

5,775	Arab Republic of Egypt, 144A, (3)	6.125%	1/31/22	B	5,777,194

	El Salvador – 5.3%

6,375	Republic of El Salvador, 144A, (3)	7.750%	1/24/23	B3	6,656,010

	Ghana – 3.4%

3,750	Republic of Ghana, 144A, (3)	9.250%	9/15/22	B	4,217,850

	Honduras – 0.9%

1,000	Honduras Government, 144A	8.750%	12/16/20	BB–	1,092,300

	Iraq – 6.0%

7,500	Republic of Iraq, 144A, (3)	6.752%	3/09/23	B–	7,488,900

	Lebanon – 6.1%

4,000	Republic of Lebanon	6.400%	5/26/23	B–	3,368,544
5,000	Republic of Lebanon, Reg S	6.000%	1/27/23	B–	4,225,600
9,000	Total Lebanon				7,594,144

	Mongolia – 3.6%

3,000	Mongolia Government International Bond, 144A, (3)	5.125%	12/05/22	B	2,872,353
1,650	Mongolia Government International Bond, 144A, (3)	5.625%	5/01/23	B	1,600,406
4,650	Total Mongolia				4,472,759

	Nigeria – 1.2%

1,500	Nigerian Government International Bond, (3)	5.625%	6/27/22	B+	1,502,250

JEMD	Nuveen Emerging Markets Debt 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pakistan – 0.8%

$1,000	Third Pakistan International Sukuk Co Ltd., 144A	5.625%	12/05/22	B	$957,896

	Paraguay – 0.4%

500	Republic of Paraguay, 144A, (3)	4.625%	1/25/23	Ba1	504,375

	Rwanda – 6.8%

8,400	Republic of Rwanda, 144A, (3)	6.625%	5/02/23	B+	8,509,200

	Senegal – 1.0%

925	Republic of Senegal, 144A	8.750%	5/13/21	Ba3	1,004,439
235	Republic of Senegal, Reg S	8.750%	5/13/21	Ba3	255,349
1,160	Total Senegal				1,259,788

	Sri Lanka – 2.8%

600	Republic of Sri Lanka, 144A, (3)	5.875%	7/25/22	B+	589,519
3,000	Sri Lanka Government International Bond, 144A, (3)	5.750%	4/18/23	B+	2,918,853
3,600	Total Sri Lanka				3,508,372

	Turkey – 0.7%

1,000	Export Credit Bank of Turkey, 144A	4.250%	9/18/22	BB–	868,800

	Ukraine – 6.1%

7,650	Republic of Ukraine, 144A, (3)	7.750%	9/01/22	B–	7,627,509

	Zambia – 4.2%

7,500	Republic of Zambia, 144A, (3)	5.375%	9/20/22	B	5,241,300
$99,377	Total Emerging Markets Debt (cost $101,689,436)				91,575,457

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 60.9% (44.7% of Total Investments)

	Banks – 22.7%

$750	Akbank TAS, 144A	5.000%	10/24/22	B1	$682,500
600	Banco De Bogota, 144A	5.375%	2/19/23	BBB–	615,900
750	Banco Do Brasil, 144A	5.875%	1/19/23	Ba3	746,250
2,500	Credit Bank of Moscow Via CBOM Finance PLC, 144A	5.875%	11/07/21	BB–	2,421,250
2,000	Credit Bank of Moscow Via CBOM Finance PLC, 144A	5.550%	2/14/23	BB–	1,835,000
3,900	Kazkommertsbank, 144A	5.500%	12/21/22	BB	3,892,005
4,000	TC Ziraat Bankasi AS, 144A, (3)	5.125%	5/03/22	B1	3,495,200
1,200	Trade and Development Bank of Mongolia, 144A, (3)	9.375%	5/19/20	B–	1,270,832
300	Turkiye IS Bankasi (Isbank), 144A	5.250%	9/13/22	BB–	275,910
5,000	Turkiye IS Bankasi (Isbank), 144A, (3)	6.000%	10/24/22	B	3,901,380
3,304	Turkiye Vakiflar Bankasi T.A.O, 144A	6.000%	11/01/22	B	2,610,160
3,000	United Bank for Africa PLC, 144A, (3)	7.750%	6/08/22	B	3,002,220
3,500	Zenith Bank PLC, 144A, (3)	7.375%	5/30/22	B+	3,531,710
30,804	Total Banks				28,280,317

	Commercial Services & Supplies – 2.0%

2,500	Atento Luxco 1 SA, 144A	6.125%	8/10/22	BB	2,450,000

	Communications Equipment – 2.6%

3,250	IHS Netherlands Holdco B.V, 144A, (3)	9.500%	10/27/21	B+	3,299,371

	Diversified Financial Services – 3.5%

4,300	Ukreximbank Via Biz Finance PLC, 144A	9.625%	4/27/22	B–	4,374,390

	Diversified Telecommunication Services – 0.8%

1,000	Colombia Telecommunicaciones S.A. ESP, 144A, (3)	5.375%	9/27/22	BB+	998,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Electric Utilities – 3.9%

$5,000	Esckom Holdings Limited, 144A, (3)	5.750%	1/26/21	B3	$4,861,900

	Food Products – 2.2%

2,700	Kernel Holding SA, 144A, (3)	8.750%	1/31/22	B+	2,741,526

	Independent Power & Renewable Electricity Producers – 1.7%

2,250	Azure Power Energy Ltd, 144A, (3)	5.500%	11/03/22	Ba3	2,133,990

	Metals & Mining – 5.5%

3,000	Petra Diamonds US$ Treasury PLC, 144A, (3)	7.250%	5/01/22	B	2,925,000
4,000	Vedanta Resources PLC, 144A, (3)	7.125%	5/31/23	B+	3,900,000
7,000	Total Metals & Mining				6,825,000

	Oil, Gas & Consumable Fuels – 6.6%

2,000	Azerbaijan State Oil Company, Reg S	4.750%	3/13/23	BB+	2,006,472
1,500	Medco Straits Services PTE LTD, 144A	8.500%	8/17/22	B	1,548,946
2,800	Petrobras Global Finance BV	4.375%	5/20/23	Ba2	2,659,440
2,000	Tullow Oil PLC, 144A	6.250%	4/15/22	B+	2,000,400
8,300	Total Oil, Gas & Consumable Fuels				8,215,258

	Pharmaceuticals – 0.8%

1,100	Teva Pharmaceutical Finance Company B.V., Series D	2.950%	12/18/22	BB	1,021,316

	Real Estate Management & Development – 3.9%

3,200	China Evergrande Group, Reg S	8.250%	3/23/22	B+	3,170,653
1,750	Country Garden Holding Company, Reg S	4.750%	7/25/22	BBB–	1,626,233
4,950	Total Real Estate Management & Development				4,796,886

	Road & Rail – 0.8%

1,100	Transnet SOC Limited, 144A	4.000%	7/26/22	Baa3	1,031,250

	Wireless Telecommunication Services – 3.9%

3,700	Digicel Group, Limited, 144A	7.125%	4/01/22	Caa3	2,422,982
2,525	MTN Mauritius Investments Ltd, 144A, (3)	5.373%	2/13/22	BB+	2,435,802
6,225	Total Wireless Telecommunication Services				4,858,784
$80,479	Total Corporate Bonds (cost $81,837,685)				75,888,488
	Total Long-Term Investments (cost $183,527,121)				167,463,945

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 1.8% (1.3% of Total Investments)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.8% (1.3% of Total Investments)

$2,250	Federal Home Loan Bank Discount Notes	0.000%	10/01/18	Aaa	$2,250,000
	Total Short-Term Investments (cost $2,250,000)				2,250,000
	Total Investments (cost $185,777,121) – 136.2%				169,713,945
	Reverse Repurchase Agreements – (37.7)% (4)				(47,000,000)
	Other Assets Less Liabilities – 1.5%				1,868,189
	Net Assets – 100%				$124,582,134

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent

JEMD	Nuveen Emerging Markets Debt 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Emerging Markets Debt	$—	$91,575,457	$—	$91,575,457
Corporate Bonds	—	75,888,488	—	75,888,488

Short-Term Investments:
U.S. Government and Agency Obligations	—	2,250,000	—	2,250,000
Total	$—	$169,713,945	$—	$169,713,945

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

Tax cost of investments	$185,777,120
Gross unrealized:
Appreciation	$201,053
Depreciation	(16,264,228)
Net unrealized appreciation (depreciation) of investments	$(16,063,175)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.

(4)	Reverse repurchase agreements as a percentage of Total Investments is 27.7%.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Emerging Markets Debt 2022 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018